CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Common shares, par value	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized	735,000	735,000	735,000
Common shares, shares issued	390,900	389,610	384,009
Common shares, shares outstanding	390,900	389,610	384,009
Diamond eagle acquisition
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Common shares, shares authorized		5,250,000
Diamond eagle acquisition | Class A ordinary shares
Shares subject to possible redemption	38,475,795	38,427,853
Shares subject to possible redemption, par value per share	$ 10.00	$ 10.00
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	380,000,000	380,000,000
Common shares, shares issued	1,524,205	1,572,147
Common shares, shares outstanding	1,524,205	1,572,147
Diamond eagle acquisition | Class B ordinary shares
Common shares, par value	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	10,000,000	10,000,000
Common shares, shares outstanding	10,000,000	10,000,000